8. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables Tables
Trade receivables
	2017	2016

Credit card companies (note 8.1)	246	187
Credit card companies - related parties (note 12.2)	170	54
Sales vouchers	147	142
Private label credit card	74	62
Receivables from related parties (note 12.2)	-	5
Receivables from suppliers	79	95
Allowance for doubtful accounts (note 8.2)	(4)	(2)
	712	543

Current	632	543
Noncurrent	80	-

Estimated losses on doubtful accounts
	2017	2016	2015

At the beginning of the year	(2)	(392)	(354)
Provision for loss	(722)	(609)	(556)
Write-off of receivables	621	561	544
Assets held for sale and discontinued operations (note 32)	99	422	-
Exchange rate changes	-	16	(26)
At the end of the year	(4)	(2)	(392)

Aging list of gross receivables
			Overdue receivables
	Total	Not overdue	<30 days	30-60 days	61-90 days	>90 days

2017	716	685	15	5	2	9
2016	545	524	13	6	1	1